Earnings Per Share - Summary of Reconciliation of Adjusted Net Profit Attributable to Parent (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Line Items]
RELX PLC shareholders	£ 1,224	£ 1,505	£ 1,422
Adjustments:
Amortisation of acquired intangible assets	395	321	322
Other deferred tax credits from intangible assets	(78)	(57)	(55)
Acquisition-related items	(18)	69	71
Net interest on net defined benefit pension obligation and other	9	10	7
Disposals and other non-operating items	(127)	(40)	19
Exceptional expense in Exhibitions	138
Adjusted net profit attributable to RELX PLC shareholders	1,543	1,808	1,674	£ 1,620	£ 1,473
Exceptional tax credit	(45)		(112)
Pre tax adjustment
Adjustments:
Amortisation of acquired intangible assets	360	295	288
Acquisition-related items	(12)	84	84
Net interest on net defined benefit pension obligation and other	11	13	9
Disposals and other non-operating items	(130)	(51)	33
Exceptional expense in Exhibitions	183
Tax on adjustment
Adjustments:
Amortisation of acquired intangible assets	35	26	34
Other deferred tax credits from intangible assets	(78)	(57)	(55)
Acquisition-related items	(6)	(15)	(13)
Net interest on net defined benefit pension obligation and other	(2)	(3)	(2)
Disposals and other non-operating items	3	£ 11	(14)
Exceptional expense in Exhibitions	£ (45)
Exceptional tax credit			£ (112)